Retirement-Related Benefits (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plans
Expected Benefit Payments
Expected benefit payments, 2013	$ 5,778
Expected benefit payments, 2014	5,861
Expected benefit payments, 2015	5,908
Expected benefit payments, 2016	5,988
Expected benefit payments, 2017	6,004
Expected benefit payments, 2018-2022	31,356
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	99,184	83,777
Plans with PBO in excess of plan assets, Plan Assets	83,799	70,570
Plans with ABO in excess of plan assets, Benefit Obligation	98,263	83,184
Plans with ABO in excess of plan assets, Plan Assets	83,677	70,512
Plans with assets in excess of PBO, Benefit Obligation	6,944	13,169
Plans with assets in excess of PBO, Plan Assets	7,889	16,011
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s)
Expected Benefit Payments
Expected benefit payments, 2013	3,303
Expected benefit payments, 2014	3,342
Expected benefit payments, 2015	3,407
Expected benefit payments, 2016	3,438
Expected benefit payments, 2017	3,418
Expected benefit payments, 2018-2022	17,436
Excess PPP (Nonqualified defined benefit pension plans) | U.S. Plan(s)
Expected Benefit Payments
Expected benefit payments, 2013	104
Expected benefit payments, 2014	106
Expected benefit payments, 2015	108
Expected benefit payments, 2016	112
Expected benefit payments, 2017	113
Expected benefit payments, 2018-2022	597
Qualified defined benefit pension plans | Non-U.S. Plans
Expected Benefit Payments
Expected benefit payments, 2013	1,993
Expected benefit payments, 2014	2,040
Expected benefit payments, 2015	2,011
Expected benefit payments, 2016	2,049
Expected benefit payments, 2017	2,073
Expected benefit payments, 2018-2022	11,071
Nonqualified defined benefit pension plans | Non-U.S. Plans
Expected Benefit Payments
Expected benefit payments, 2013	378
Expected benefit payments, 2014	373
Expected benefit payments, 2015	382
Expected benefit payments, 2016	389
Expected benefit payments, 2017	400
Expected benefit payments, 2018-2022	2,252
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2013	480
Expected benefit payments, 2014	467
Expected benefit payments, 2015	470
Expected benefit payments, 2016	465
Expected benefit payments, 2017	463
Expected benefit payments, 2018-2022	2,318
Nonpension Postretirement Plans | U.S. Plan(s)
Expected Benefit Payments
Expected benefit payments 2013	438
Expected benefit payments 2014	421
Expected benefit payments 2015	420
Expected benefit payments 2016	412
Expected benefit payments 2017	405
Expected benefit payments 2018-2022	1,958
Less: IBM Share of Expected Medicare Subsidy
Share of Expected Medicare Subsidy, 2013	(24)
Share of Expected Medicare Subsidy, 2014	(26)
Share of Expected Medicare Subsidy, 2015	(26)
Share of Expected Medicare Subsidy, 2016	(25)
Share of Expected Medicare Subsidy, 2017	(24)
Share of Expected Medicare Subsidy, 2018-2022	(21)
Expected Benefit Payments
Expected benefit payments, 2013	462
Expected benefit payments, 2014	447
Expected benefit payments, 2015	446
Expected benefit payments, 2016	437
Expected benefit payments, 2017	429
Expected benefit payments, 2018-2022	1,979
Postretirement Medical Plans with Prescription Drug Benefits
Expected amount of federal subsidy receipts, expected to extend until 2015	298
Subsidy used by the entity to reduce its obligation and cost	147
Contribution by employer of remaining subsidy to reduce contributions required by the participants	151
Total Subsidy received by the company under Medicare Prescription Drug Improvement and Modernization Act of 2003	53	36
Impact of the subsidy resulted in a reduction in APBO	134	93
Impact of the subsidy resulted in a reduction in net periodic cost	35	37	19
Qualified Nonpension Postretirement Plan | Non-U.S. Plans
Expected Benefit Payments
Expected benefit payments, 2013	8
Expected benefit payments, 2014	8
Expected benefit payments, 2015	8
Expected benefit payments, 2016	9
Expected benefit payments, 2017	10
Expected benefit payments, 2018-2022	55
Nonqualified Nonpension Postretirement Plan | Non-U.S. Plans
Expected Benefit Payments
Expected benefit payments, 2013	34
Expected benefit payments, 2014	38
Expected benefit payments, 2015	41
Expected benefit payments, 2016	44
Expected benefit payments, 2017	48
Expected benefit payments, 2018-2022	$ 305